Shareholder Report, Line Graph (Details) - USD ($)	Nov. 02, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
C000222781
Account Value [Line Items]
Line Graph and Table Measure Name	Democratic Large Cap Core ETF
Account Value	$ 10,000	$ 18,605	$ 13,516	$ 11,110	$ 13,726
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 10,000	18,493	13,562	11,152	13,193
Democratic Large Cap Core Index
Account Value [Line Items]
Line Graph and Table Measure Name	Democratic Large Cap Core Index
Account Value	$ 10,000	$ 17,975	$ 13,126	$ 10,895	$ 13,601